Expenses and Net Other Income - Summary of Operating Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Operating Expense [Abstract]
Professional services	€ 11,686	€ 11,591	€ 14,129
Marketing expenses	4,831	10,387	23,934
Delivery	4,462	4,580	10,291
External temporary workers	2,306	2,599	4,994
Office expense	7,428	7,970	7,296
Insurance premium	1,918	2,330	3,350
Utilities and similar expenses	4,573	3,310	4,471
Online plattforms fees	385	1,212	3,381
Customs duty tax	533	577	887
Travel expenses	2,164	2,581	4,139
Short-term and low value leases	1,785	2,314	3,454
Bank Services	822	738	880
Expected credit loss for trade and other receivables	(176)	(120)	1,003
Repairs	2,246	1,362	509
Other impairment and losses	2,264	2,013	2,870
Warranty provision	555	1,299	1,738
Other	6,307	5,045	4,229
Total	€ 54,089	€ 59,788	€ 91,555